Prepaid Expenses and Other Current Assets	6 Months Ended
Jun. 30, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
3.
Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following (in thousands):

	June 30,	December 31,
	2022	2021
U.K. R&D tax credit	$2,660	$2,211
Prepaid tax	747	2,070
Insurance	481	2,346
Capacity fee	914	2,002
Other current assets	1,313	2,001
	$6,115	$10,630